Income Taxes - Effective Income Tax Rate Reconciliation (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Tax provision at U.S. Federal statutory rate	$ 107	$ 45	$ 1	$ 152
Dividends received deduction ("DRD")	(16)	(14)	(34)	(38)
Foreign related investments	(2)	(1)	(6)	(7)
Other	(1)	0	0	0
Total income tax (benefit) expense	$ 88	$ 30	$ (39)	$ 107